FAIR-VALUE MEASUREMENT - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
FAIR-VALUE MEASUREMENT
Impairment equity securities	¥ 0	¥ 13,858	¥ 0
Goodwill impairment loss	0	0	0
Intangible assets impairment loss	¥ 8,036	¥ 0	¥ 0